Condensed Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Thousands	Jun. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Common Class A [Member]
Common stock, par value	$ 0.00001	$ 0.00001	$ 0.00001
Common stock, shares authorized	285,000,000	285,000,000	285,000,000
Common stock, shares issued	48,747,626	32,824,230	0
Common stock, shares outstanding	48,747,626	32,824,230	0
Common Class B [Member]
Common stock, par value	$ 0.00001	$ 0.00001	$ 0.00001
Common stock, shares authorized	5,000,000	5,000,000	5,000,000
Common stock, shares issued	2,004,901	2,129,901	0
Common stock, shares outstanding	2,004,901	2,129,901	0
Redeemable Convertible Preferred Stock [Member]
Convertible preferred stock, par value		$ 0.00001	$ 0.00001
Convertible preferred stock, shares authorized		0	600,000
Convertible preferred stock, shares issued		0	588,235
Convertible preferred stock, shares outstanding			588,235
Series A Preferred Stock [Member]
Convertible preferred stock, par value		$ 0.00001	$ 0.00001
Convertible preferred stock, shares authorized		0	2,000,000
Convertible preferred stock, shares issued		0	1,666,666
Convertible preferred stock, shares outstanding			1,666,666
Convertible preferred stock, liquidation preference			$ 2,300
Legacy Mobix Common Stock [Member]
Common stock, par value		$ 0.00001	$ 0.00001
Common stock, shares authorized		0	57,400,000
Common stock, shares issued		0	16,692,175
Common stock, shares outstanding			16,692,175